SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 16 — SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the balance sheet date through December 13, 2024, the date at which the financial statements were available to be issued, and determined there were no items to disclose other than the following items:

In October and November, the Company refinanced an existing sale of future receipts. Pursuant to this agreement, the Company sold and assigned $0.9 million of future receipts and paid off an existing balance of $0.3 million in exchange for net cash proceeds of $0.5 million. Under this agreement, the Company agreed to pay the third party sales receipts until the future receipts have been collected.

As on October 09, 2024, ConnectM entered into a Purchase Agreement with the owners of Green Energy Gains, whereby the Company has acquired all of the issued and outstanding capital stock of GEG in an all-stock transaction. The Green Energy Gains operating model includes home energy assessments (HEA) and modeling, and identification of weatherization opportunities for the home in order to reduce the homeowner’s utility bills. ConnectM’s core business model relies on an inorganic growth strategy. Green Energy Gains, as a strategic acquisition, strengthens ConnectM’s portfolio and is expected to expand the customer base for its proprietary electric heat pump, offering a suitable solution for homeowners after no cost home energy assessments.

In October 2024, the Company received an additional $1.1 million in exchange for four convertible promissory notes as of the date of issuance of the financial statements. The Convertible Notes bears an annual interest of 20% and shall be due and payable in April 2025.

On November 19, 2024, the Company approved the conversion of 6,719,742 shares for the price of $13.8 million of the Company’s outstanding debt into shares of common stock, par value $0.0001 per share of the Company at an average conversion price of $2.045 per share.

Monterey Capital Acquisition Corporation
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 11 — SUBSEQUENT EVENTS

The Company did not identify any subsequent events that require adjustment or disclosure in the consolidated financial statements, other than what has already been disclosed in the notes above.